Income Tax - Income Tax Expense in Consolidated Income Statement (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
PRC income tax
Provision for the year	¥ 1,611	¥ 962		¥ 2,280
Under/(over)-provision in prior year	10	(27)		(2)
Current tax expense	1,621	935		2,278
Deferred tax (Note 29)
Origination and reversal of temporary differences	(650)	65		(302)
Income tax expense	¥ 971	¥ 1,000	[1]	¥ 1,976	[1],[2]

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).
[2]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).